Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value through OCI
Marketable securities	$ 194	$ 3,828
Amortized cost
Cash and cash equivalents	451,962	177,742	$ 286,312
Other assets	39,562	22,943
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	179,372	139,104
Debt	434,465	413,065
Carrying amount
Fair value through OCI
Marketable securities	194	3,828
Fair value through profit and loss
Settlement receivables	31,898	34,461
Redemption option derivative asset	7,357	5,597
Amortized cost
Cash and cash equivalents	451,962	177,742
Term deposit	59,034	3,275
Restricted cash	2,097	3,080
Other receivables and deposits	28,953	23,171
Other assets	9,511	9,386
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	179,372	139,104
Debt	508,489	485,329
Fair value
Fair value through OCI
Marketable securities	194	3,828
Fair value through profit and loss
Settlement receivables	31,898	34,461
Redemption option derivative asset	7,357	5,597
Amortized cost
Cash and cash equivalents	451,962	177,742
Term deposit	59,034	3,275
Restricted cash	2,097	3,080
Other receivables and deposits	28,953	23,171
Other assets	9,511	9,386
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	179,372	139,104
Debt	$ 543,833	$ 524,132